Additional information - Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Total non-current assets	£ 1,353,715,000	£ 1,167,507,000
Current assets
Other receivables	13,694,000	2,735,000
Cash and cash equivalents	86,105,000	73,549,000	£ 76,019,000	£ 121,223,000
Total current assets	284,018,000	177,280,000
Total assets	1,637,733,000	1,344,787,000
Equity
Share capital	56,000	55,000
Share premium	307,345,000	227,361,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	(341,616,000)	(309,251,000)
Total equity	193,733,000	144,890,000	103,950,000	127,508,000
Current liabilities
Total current liabilities	750,373,000	494,991,000
Total equity and liabilities	1,637,733,000	1,344,787,000
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Amounts owed by subsidiaries	222,642,000	136,547,000
Other receivables	91,000	91,000
Cash and cash equivalents	74,000	372,000	715,000	131,000
Total current assets	222,807,000	137,010,000
Total assets	542,072,000	456,275,000
Equity
Share capital	56,000	55,000
Share premium	307,345,000	227,361,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	195,141,000	195,382,000
Total equity	481,237,000	401,493,000	£ 293,757,000	£ 305,679,000
Current liabilities
Amounts owed to subsidiaries	59,416,000	46,930,000
Other payables	1,419,000	7,852,000
Total current liabilities	60,835,000	54,782,000
Total equity and liabilities	£ 542,072,000	£ 456,275,000